INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2021
Inventory Disclosure [Abstract]
Schedule of Inventory
	December 31,	June 30,
	2020	2021

Raw materials	$19,764	$17,243
Work in progress	194	413
Finished products	30,669	34,660

	$50,627	$52,316